Property and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Summary of property and equipment

	2025
Changes in cost	Opening balance	Additions	Disposals / Remeasurements	Transfers	CTA (b)	Closing balance

Furniture and fixtures	2,337	250	—	—	200	2,787
Building improvements	11,778	3,174	—	—	1,067	16,019
Work-in-progress	1,581	6,595	—	—	253	8,429
Office equipment	6,302	465	(59)	—	636	7,344
Right-of-use assets (a)	29,243	2,194	—	—	2,337	33,774
Total - Cost of property and equipment	51,241	12,678	(59)	—	4,493	68,353

	2025
Changes in accumulated depreciation	Opening balance	Additions	Disposals / Remeasurements	Transfers	CTA (b)	Closing balance

(-) Furniture and fixtures	(1,249)	(165)	—	—	(131)	(1,545)
(-) Building improvements	(5,105)	(1,329)	51	—	(470)	(6,853)
(-) Office equipment	(4,061)	(849)	58	—	(433)	(5,285)
(-) Right-of-use assets (a)	(8,204)	(4,297)	975	—	(777)	(12,303)
Total - Accumulated depreciation	(18,619)	(6,640)	1,084	—	(1,811)	(25,986)
Property and equipment, net	32,622	6,038	1,025	—	2,682	42,367

	2024
Changes in cost	Opening balance	Additions	Disposals / remeasurements	Transfers	Acquisitions of subsidiaries	CTA (b)	Closing balance

Furniture and fixtures	1,868	611	(20)	158	—	(280)	2,337
Building improvements	11,280	1,974	(355)	511	—	(1,632)	11,778
Work-in-progress	5,379	—	—	(3,347)	—	(451)	1,581
Office equipment	5,983	1,020	(3)	276	49	(1,023)	6,302
Right-of-use assets (a)	20,329	9,289	—	2,402	—	(2,777)	29,243
Total - Cost of property and equipment	44,839	12,894	(378)	—	49	(6,163)	51,241

	2024
Changes in accumulated depreciation	Opening balance	Additions	Disposals / remeasurements	Transfers	Acquisitions of subsidiaries	CTA (b)	Closing balance

(-) Furniture and fixtures	(1,334)	(146)	16	—	—	215	(1,249)
(-) Building improvements	(5,490)	(921)	355	—	—	951	(5,105)
(-) Office equipment	(3,985)	(776)	—	—	(27)	727	(4,061)
(-) Right-of-use assets (a)	(5,845)	(3,254)	—	—	—	895	(8,204)
Total - Accumulated depreciation	(16,654)	(5,097)	371	—	(27)	2,788	(18,619)
Property and equipment, net	28,185	7,797	(7)	—	22	(3,375)	32,622

(a)    The Group is a lessee in lease agreements for which the underlying assets are office spaces located in different jurisdictions (refer to note 21 (a)).
(b)    "CTA" – Cumulative translation adjustment.
Impairment of property and equipment
On December 31, 2025, and 2024, there was no indication that any of the Group's assets were impaired.

Summary of breakdown of property plant and equipment by region
The following is a breakdown of the total property and equipment assets by region:

	2025	2024

Brazil	11,700	8,726
Cayman Islands	8,405	5,331
Chile	5,427	5,888
Colombia	2,800	2,595
United Kingdom	11,155	6,654
United States of America	2,658	3,166
Other	222	262
Balance	42,367	32,622